Key Management Compensation - Summary of Compensation for Key Management Recognized in Total Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Salaries, bonuses, director fees and other short-term benefits	$ 23	$ 21
Post-employment benefits	(7)	1
Key management personnel compensation	82	82
Share Options
Disclosure of transactions between related parties [line items]
Compensation expense	12	12
Deferred, Restricted, Performance and Performance Deferred Share Units
Disclosure of transactions between related parties [line items]
Compensation expense	$ 54	$ 48